ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2016	Mar. 31, 2015
Accounts receivable
Accounts receivable				$ 88,492	$ 67,705
Less: allowance for doubtful accounts	$ 8,055	$ 4,330	$ 3,272	14,329	8,055
Accounts receivable, net				$ 74,163	$ 59,650
Movement of allowance for doubtful accounts
Balance at beginning of year	8,055	4,330	3,272
Charge to expenses	8,509	3,758	1,100
Write off	(1,822)	(42)	(97)
Exchange difference	(413)	9	55
Balance at end of year	$ 14,329	$ 8,055	$ 4,330